Pay vs Performance Disclosure			12 Months Ended
		Feb. 17, 2021 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($)	Average summary compensation table total for non-PEO named executive officers ($) (2)	Average compensation actually paid to non-PEO named executive officers ($)	Value of initial fixed $100 investment based on: Total Shareholder Return ($) (3)	Value of initial fixed $100 investment based on: Peer Group Total Shareholder Return ($) (3)	Net Loss Attributable to Verano Holding Corp. and its Subsidiaries (Thousands) ($)	Adjusted EBITDA (4)
2024	1,729,980	248,434	1,561,250	307,942	3.71	12.74	341,859	264,454
2023	1,871,923	2,668,351	1,708,972	2,337,924	13.47	18.63	117,348	304,871
2022	2,015,425	166,280	4,340,351	3,507,649	9.62	16.89	269,164	323,567

Company Selected Measure Name			Adjusted EBITDA		Adjusted EBITDA		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)	Mr. Archos was the principal executive officer (“PEO”) for the full time period included in this table. Messrs. Summerer, Weiss and Tipton and Ms. Kalesnik were the NEOs included for 2024 and 2023, and Messrs. Weiss and Tipton were the NEOs included for 2022.

PEO Actually Paid Compensation Amount	[1]		$ 248,434		$ 2,668,351		$ 166,280
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO
Adjustments	2024	2023	2022
SCT Total	$1,729,980	$1,871,923	$2,015,425
Adjustments for Stock and Option Awards
(Deduct): Aggregate value for stock Awards included in SCT Total for the covered fiscal year	$(534,312)	$(1,083,555)	$(1,498,176)
	$1,195,668	$788,368	$517,249
Add: Fair value at year end of Awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$158,326	$1,783,286	$573,862
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of Awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end (1)	$(646,335)	$89,323	$(352,463)
Add: Vesting date fair value of Awards granted and vested during the covered fiscal year	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of Awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year (1)	$(459,225)	$7,374	$(572,367)
Total Compensation Actually Paid	$248,434	$2,668,351	$166,280

Non-PEO NEO Average Total Compensation Amount	[1],[2]		$ 1,561,250		1,708,972		4,340,351
Non-PEO NEO Average Compensation Actually Paid Amount	[1]		$ 307,942		2,337,924		3,507,649
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	Other NEOs
Adjustments	2024	2023	2022
SCT Total	$1,561,250	$1,708,972	$4,340,351
Adjustments for Stock and Option Awards
(Deduct): Aggregate value for stock Awards included in SCT Total for the covered fiscal year	$(482,288)	$(992,219)	$(699,940)
	$1,078,962	$716,753	$3,640,411
Add: Fair value at year end of Awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$142,910	$1,548,817	$271,828
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of Awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end (1)	$(561,356)	$57,213	$(148,804)
Add: Vesting date fair value of Awards granted and vested during the covered fiscal year	—	$1,752	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of Awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year (1)	$(352,575)	$13,389	$(255,786)
Total Compensation Actually Paid	$307,942	$2,337,924	$3,507,649 (2)

Compensation Actually Paid vs. Net Income [Text Block]

The Company became a reporting issuer in 2022. As such, the net loss attributable to Verano Holdings Corp. and its subsidiaries was, in thousands, $341,859 for fiscal year 2024, $117,348 for fiscal year 2023 and $269,164 for fiscal year 2022. Thus, the compensation actually paid in 2024 being lower than the summary compensation and decrease in compensation actually paid between 2023 and 2024, which as noted above is largely due to a decrease in our stock price, corresponds to an increase in our net loss from 2023 to 2024. The increase in net loss for 2024 compared to 2023 was largely due to fixed and intangible asset impairments and fair value measurements of $327.7 million in 2024. Additionally, the compensation actually paid in 2023 being higher than the summary compensation and increase in compensation actually paid between 2022 and 2023, which was largely due to an increase in our stock price, corresponds to a decrease in our net loss from 2022 to 2023. The decrease in net loss for fiscal 2023 compared to fiscal 2022 was largely due to a $229 million impairment charge in 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Adjusted EBITDA was, in thousands, $264,454 for fiscal year 2024, $304,871 for fiscal year 2023 and $323,567 for fiscal year 2022. Thus, the compensation actually paid in 2024 being lower than the summary compensation and decrease in compensation actually paid between 2023 and 2024, which as noted above is largely due to a decrease in our stock price, corresponds to a decrease in our Adjusted EBITDA from 2023 to 2024. Additionally, Adjusted EBITDA decreased between 2022 and 2023 and, accordingly, compensation actually paid in 2023 was lower than the summary compensation and compensation actually paid between 2022 and 2023.

The following is an unranked list of the most important financial performance measures used by the Company to link compensation actually paid to the NEOs, for the year ended December 31, 2024, to Company performance:

Adjusted EBITDA
Net Revenue

Total Shareholder Return Vs Peer Group [Text Block]

Our TSR has been as follows from February 17, 2021 (the date we became publicly traded on the CSE) through December 31, 2024:

Company/Index	2/17/2021	12/31/2021	12/31/2022	12/31/2023	12/31/2024
Verano Holdings Corp.	100	38.22	9.62	13.47	3.71
Peer Group	100	44.31	16.89	18.63	12.74

In relation to compensation actually paid to our PEO, and the average of compensation actually paid to all other NEOs, compensation actually paid for 2024 is less than the compensation included in the summary compensation table. This is largely due to the decrease in our stock price from year end 2023 to year end 2024. This aligns to the decrease in total shareholder return between 2023 and 2024. In fiscal year 2023, our total shareholder return increased compared to 2022, in line with our peer group. As such, our compensation actually paid to our NEOs was higher than the compensation calculated in accordance with the summary compensation table. In fiscal year 2022, our total shareholder return decreased compared to 2021, in line with our peer group. As such, our compensation actually paid to our NEOs was lower than the compensation calculated in accordance with the summary compensation table. Our peer group saw a decrease in TSR over fiscal year 2024, and our decrease in total shareholder return was greater than the decrease seen on average by our peer group.

Total Shareholder Return Amount		$ 100	$ 3.71	[1],[3]	13.47	[1],[3]	9.62	[1],[3]	$ 38.22
Peer Group Total Shareholder Return Amount		$ 100	12.74	[1],[3]	18.63	[1],[3]	16.89	[1],[3]	$ 44.31
Net Income (Loss) Attributable to Parent	[1]		$ 341,859,000		$ 117,348,000		$ 269,164,000
Company Selected Measure Amount	[1],[4]		264,454		304,871		323,567
PEO Name			Mr. Archos		Mr. Archos		Mr. Archos
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]			Adjusted EBITDA is a non-U.S. GAAP financial measure. Please see Appendix A for a reconciliation of such non-GAAP financial measure to the most comparable GAAP financial measure.
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]		$ 1,729,980		$ 1,871,923		$ 2,015,425
Total Compensation Actually Paid			248,434		2,668,351		166,280
PEO [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,729,980		1,871,923		2,015,425
PEO [Member] | Aggregate Value for Stock Awards Included in SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			(534,312)		(1,083,555)		(1,498,176)
PEO [Member] | Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,195,668		788,368		517,249
PEO [Member] | Fair Value at Year End of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			158,326		1,783,286		573,862
PEO [Member] | Year-Over-Year Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		(646,335)		89,323		(352,463)
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid
PEO [Member] | Change as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		(459,225)		7,374		(572,367)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			307,942		2,337,924		3,507,649	[6]
Non-PEO NEO [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,561,250		1,708,972		4,340,351
Non-PEO NEO [Member] | Aggregate Value for Stock Awards Included in SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			(482,288)		(992,219)		(699,940)
Non-PEO NEO [Member] | Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,078,962		716,753		3,640,411
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			142,910		1,548,817		271,828
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		(561,356)		57,213		(148,804)
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid					1,752
Non-PEO NEO [Member] | Change as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		$ (352,575)		$ 13,389		$ (255,786)

[1]	Pursuant to Instruction 2 of Item 402(v) of Regulation S-K, we have provided data for fiscal year 2024, 2023 and 2022 as we became subject to Section 13(a) or 15(d) of the Exchange Act 60 days after we filed our Form 10 in 2022, pursuant to Section 12(g) of the Exchange Act.
[2]	Mr. Archos was the principal executive officer (“PEO”) for the full time period included in this table. Messrs. Summerer, Weiss and Tipton and Ms. Kalesnik were the NEOs included for 2024 and 2023, and Messrs. Weiss and Tipton were the NEOs included for 2022.
[3]	Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures for each applicable year assume a fixed investment of $100 on February 17, 2021, the date the Company began to be traded on the CSE. The TSR is cumulative total shareholder returns for Verano and the comparison assumes all dividends have been reinvested (if any). The returns of each company in the peer group have been weighted to reflect their market capitalization. The peer group includes Cresco Labs Inc., Curaleaf Holdings, Inc., Trulieve Cannabis Corp. and Green Thumb Industries Inc.
[4]	The Company calculates adjusted EBITDA as net income (loss) plus net interest expense, income tax expense, depreciation and amortization and also excludes certain one-time extraordinary items. The most directly comparable GAAP metric is net income (loss). See Appendix A for a reconciliation of adjusted EBITDA to net income (loss).
[5]	Includes change in the fair value of Company Options as well as the change in fair value of RSUs. The Company uses the Black-Scholes model to determine the fair value of Company Options, taking into account risk-free interest rate, expected volatility over the trailing twelve months, the stock price of our Subordinate Voting Shares on Cboe or the CSE, as applicable, converted to U.S. dollars using the exchange rate in effect on the applicable date. Expected volatility considers the historical volatility of the Company’s shares and any other features of the option grant that may impact the measurement of fair value such as market conditions. Change in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company Options.
[6]	During fiscal year 2022, Mr. Tipton, one of our NEOs, received non-equity compensation in the amount of $6.7 million as a performance bonus, as disclosed in our Summary Compensation Table. Pursuant to the SEC rules, we have not deducted this compensation from the compensation actually paid to our NEOs in 2022. When removing Mr. Tipton from the analysis and taking Mr. Weiss, the only other non-PEO NEO in 2022, the total compensation actually paid to Mr. Weiss was $216,173.